                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08459
      ---------------------------------------------------------------------

                  CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                  Credit Suisse International Focus Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  INTERNATIONAL FOCUS FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003
                                                                    June 2, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse International Focus Fund1 (the "Fund") had gains of 1.95% and 1.69%, respectively, versus an increase of 2.04% for the Morgan Stanley Capital International EAFE Index.2 The Fund's Class A (without sales charge), Class B (without contingent deferred sales charge) and Class C (without contingent deferred sales charge) shares had gains of 1.89%3, 1.40%3 and 1.28%3, respectively, for the period.

   The world's equity markets were highly volatile in the period, as investors struggled to assess the threat and reality of the Iraq war, and the likely speed and success of that conflict. Prices of equities, bonds, oil and gold gyrated in reaction to the war-related news flow. In the end, most countries saw their markets rise, reflecting a strong mid-March through April rally, as various worst-case scenarios (regarding energy costs, the expense of a lengthy war, etc.) suddenly appeared unlikely.

   In terms of noteworthy currency trends, the euro strengthened vs. the U.S. dollar. Investors sold U.S. dollars and bought euros in the belief that U.S. military commitments would strain the country's economy and add to its budget deficit.

   Against this backdrop, the Fund had a gain and performed roughly in line with its benchmark. Stocks that aided the Fund's relative return included its financial-services, technology and materials holdings in Europe and elsewhere. On the negative side, the Fund's exposure to South Korea hindered its performance, as that market declined due to local political tensions along with worries over SARS, the highly infectious respiratory disease associated primarily with Asian countries (as of this writing).

   Throughout the period, the market's volatility supplied numerous opportunities to purchase what we deemed to be good businesses trading at attractive valuations. We added to our holdings in the telecom, materials and health care sectors. The bulk of these new purchases were in Europe, consistent with the sharp downturns in European markets during the period.

   On the sell side, we substantially reduced our exposure to consumer discretionary companies, primarily in the auto and media areas. We are skeptical that consumer spending in general can continue at the high growth rates seen over the past few years. On a similar theme, we also reduced our exposure to consumer-oriented banks in Australia, Ireland and Singapore.

   From a broad regional perspective, we believe that European equities have compelling valuations, compared with both their historical valuations and valuations currently found in other developed markets. The combination of high dividend yields -- dividends, in our view, have become increasingly important to investors, as growth remains pedestrian -- and low bond yields has created what we deem to be some unique opportunities, where a seemingly secure dividend yield can exceed the same company's bond yield by as much as two percentage points. These anomalies currently exist in the banking, telecom and basic materials sectors in Europe. Finally, we have lately been finding interesting restructuring stories in the European insurance and telecom areas. (In these areas and elsewhere, we attempt to identify "self help" situations, such as a change in management and/or a recapitalization.)

   We significantly reduced our holdings in non-Japan Asia. Non-Japan Asia had been a major overweight for us over much of the past three years, due to our view of the attractive valuations and above average-growth rates we saw among many companies in the region. We have become increasingly concerned with the financial industry in South Korea, which has been negatively impacted by bad loans in the consumer sector. The tension with North Korea has also become a major negative factor that remains difficult to quantify. We also pared exposure to Singapore and Hong Kong, both of which show languishing growth.

   We remain underweighted in Japan, as growth prospects and economic reform efforts continue to disappoint. The Japanese banking sector was recently forced by the government's Financial Services Agency to increase its bad loan estimates and raise large amounts of new capital. Unable to raise the funds domestically, many banks were forced to raise capital from U.S. investment banks on very unattractive terms. Not surprisingly, Japanese banks have been among the worst performing sectors over the past year. We do not currently hold any Japanese bank shares, as we expect the banks to need to raise additional equity capital over the next 12 to 18 months.

   We will continue to attempt to take advantage of market dips, within an investment universe that we believe is offering generally attractive valuations. We expect to continue to add to economically sensitive industries, as we think growth prospects might improve over the next 12 months.

Vincent j. McBride            Nancy Nierman                Todd D. Jacobson
Co-Portfolio Manager          Co-Portfolio Manager         Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S FIFTEEN LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A PORTFOLIO THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                              SINCE    INCEPTION
                                      1 YEAR    5 YEARS     INCEPTION    DATE
                                     --------  ---------    ---------  ---------
Common Class                         (27.95%)   (4.50%)      (0.31%)    3/31/97
Advisor Class                        (28.34%)      --       (19.06%)   12/24/01
Class A Without Sales Charge         (28.00%)      --       (18.49%)   11/30/01
Class A With Maximum Sales Charge    (32.14%)      --       (22.05%)   11/30/01
Class B Without CDSC                 (28.77%)      --       (19.00%)   11/30/01
Class B With Maximum CDSC            (31.62%)      --       (20.83%)   11/30/01
Class C Without CDSC                 (28.71%)      --       (19.25%)   11/30/01
Class C With Maximum CDSC            (29.43%)      --       (19.25%)   11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                             SINCE     INCEPTION
                                      1 YEAR    5 YEARS    INCEPTION     DATE
                                     --------  ---------    ---------  ---------
Common Class                         (20.14%)    (3.16%)      1.33%     3/31/97
Advisor Class                        (20.57%)       --      (11.77%)   12/24/01
Class A Without Sales Charge         (20.01%)       --      (11.40%)   11/30/01
Class A With Maximum Sales Charge    (24.63%)       --      (15.05%)   11/30/01
Class B Without CDSC                 (21.02%)       --      (12.05%)   11/30/01
Class B With Maximum CDSC            (24.18%)       --      (13.92%)   11/30/01
Class C Without CDSC                 (21.03%)       --      (12.35%)   11/30/01
Class C With Maximum CDSC            (21.82%)       --      (12.35%)   11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Morgan Stanley Capital International EAFE Index (Europe, Australia, Far
    East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was down 3.94%. Total return for Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was down 2.60%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 0.28%.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
COMMON STOCKS (95.0%)
AUSTRALIA (3.7%)
AIRLINES (2.0%)
    Qantas Airways, Ltd.                                      2,555,470    $ 5,083,467
                                                                           -----------
BANKS (1.6%)
    National Australia Bank, Ltd.                               209,104      4,251,164
                                                                           -----------
BEVERAGES (0.1%)
    Foster's Group, Ltd.                                         50,445        141,370
                                                                           -----------
MEDIA (0.0%)
    News Corporation, Ltd.                                       14,208        101,143
                                                                           -----------
TOTAL AUSTRALIA                                                              9,577,144
                                                                           -----------
BRAZIL (0.8%)
METALS & MINING (0.8%)
    Companhia Vale do Rio Doce ADR                               68,623      1,918,699
    Companhia Vale do Rio Doce ADR Class A                        2,400         63,360
                                                                           -----------
TOTAL BRAZIL                                                                 1,982,059
                                                                           -----------
CHINA (2.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
    China Telecom Corporation, Ltd. ADR*                        300,900      5,717,100
                                                                           -----------
TOTAL CHINA                                                                  5,717,100
                                                                           -----------
DENMARK (1.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
    TDC A/S                                                     130,616      3,249,374
                                                                           -----------
TOTAL DENMARK                                                                3,249,374
                                                                           -----------
FINLAND (3.5%)
COMMUNICATIONS EQUIPMENT (1.1%)
    Nokia Oyj                                                   171,951      2,909,165
                                                                           -----------
PAPER & FOREST PRODUCTS (2.4%)
    Stora Enso Oyj                                              563,909      6,129,603
                                                                           -----------
TOTAL FINLAND                                                                9,038,768
                                                                           -----------
FRANCE (13.1%)
AUTOMOBILES (1.7%)
    PSA Peugeot CitroenSection                                   96,129      4,499,323
                                                                           -----------
BANKS (3.5%)
    BNP Paribas SA                                              124,887      5,862,068
    Societe Generale Class A                                     54,120      3,309,807
                                                                           -----------
                                                                             9,171,875
                                                                           -----------
CONSTRUCTION & ENGINEERING (1.8%)
    Vinci SA                                                     71,112      4,630,716
                                                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
    France Telecom SA (new)*                                     60,272      1,386,302

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
COMMON STOCKS (CONTINUED)
FRANCE (CONCLUDED)
    France Telecom SA(Section)                                  216,852    $ 5,009,544
                                                                           -----------
                                                                             6,395,846
                                                                           -----------
INSURANCE (1.6%)
    Axa                                                         268,245      4,074,311
                                                                           -----------
MEDIA (1.8%)
    Lagardere S.C.A.                                            122,376      4,676,214
                                                                           -----------
OIL & GAS (0.2%)
    Total Fina Elf SA                                             3,797        497,901
                                                                           -----------
TEXTILES & APPAREL (0.0%)
    LVMH Moet Hennessy Louis Vuitton SA                           2,069         90,282
                                                                           -----------
TOTAL FRANCE                                                                34,036,468
                                                                           -----------
GERMANY (5.9%)
AUTO COMPONENTS (0.0%)
    Continental AG*                                               2,962         52,988
                                                                           -----------
CHEMICALS (2.4%)
    BASF AG                                                     137,912      6,151,777
                                                                           -----------
DIVERSIFIED FINANCIALS (0.0%)
    Deutsche Boerse AG                                            2,956        138,554
                                                                           -----------
ELECTRIC UTILITIES (2.0%)
    E.ON AG                                                     107,707      5,155,423
                                                                           -----------
INSURANCE (0.0%)
    Muenchener Rueckversicherungs-Gesellschaft AG                   400         39,953
                                                                           -----------
MACHINERY (1.5%)
    MAN AG                                                      212,629      3,872,639
                                                                           -----------
TOTAL GERMANY                                                               15,411,334
                                                                           -----------
HONG KONG (1.4%)
BANKS (0.0%)
    Hang Seng Bank, Ltd.                                             27            267
                                                                           -----------
ELECTRIC UTILITIES (1.4%)
    Hongkong Electric Holdings, Ltd.                            900,300      3,636,270
                                                                           -----------
TOTAL HONG KONG                                                              3,636,537
                                                                           -----------
HUNGARY (1.4%)
BANKS (1.4%)
    OTP Bank Rt.                                                334,600      3,592,296
                                                                           -----------
TOTAL HUNGARY                                                                3,592,296
                                                                           -----------
INDIA (1.0%)
IT CONSULTING & SERVICES (1.0%)
    Satyam Computer Services, Ltd. ADR                          342,412      2,636,572
                                                                           -----------
TOTAL INDIA                                                                  2,636,572
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
COMMON STOCKS (CONTINUED)
IRELAND (4.1%)
BANKS (4.1%)
    Allied Irish Banks PLC                                      344,512    $ 5,305,762
    Bank of Ireland                                             436,581      5,383,832
                                                                           -----------
TOTAL IRELAND                                                               10,689,594
                                                                           -----------
ITALY (0.1%)
OIL & GAS (0.1%)
    ENI SpA                                                      12,560        178,997
                                                                           -----------
TOTAL ITALY                                                                    178,997
                                                                           -----------
JAPAN (12.9%)
AUTOMOBILES (1.8%)
    Honda Motor Company, Ltd.                                   141,300      4,679,985
                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS (1.5%)
    Konica Corp.                                                419,000      3,833,045
    Sony Corp.                                                    3,300         80,245
                                                                           -----------
                                                                             3,913,290
                                                                           -----------
MACHINERY (0.0%)
    SMC Corp.                                                     1,300         97,887
                                                                           -----------
OFFICE ELECTRONICS (2.0%)
    Canon, Inc.                                                 125,000      5,051,987
                                                                           -----------
PHARMACEUTICALS (1.5%)
    Takeda Chemical Industries, Ltd.                            108,400      3,972,061
                                                                           -----------
REAL ESTATE (1.6%)
    Mitsui Fudosan Company, Ltd.                                762,000      4,101,995
                                                                           -----------
SPECIALTY RETAIL (1.4%)
    Yamada Denki Company, Ltd.                                  189,800      3,660,406
                                                                           -----------
TRADING COMPANIES & DISTRIBUTORS (1.4%)
    Mitsubishi Corp.                                            575,000      3,418,372
    Sumitomo Corp.                                               22,000         88,546
                                                                           -----------
                                                                             3,506,918
                                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
    NTT DoCoMo, Inc.                                              2,141      4,416,284
                                                                           -----------
TOTAL JAPAN                                                                 33,400,813
                                                                           -----------
MEXICO (0.3%)
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    America Movil SA de CV ADR, Series L                         39,500        670,619
                                                                           -----------
TOTAL MEXICO                                                                   670,619
                                                                           -----------
NETHERLANDS (5.0%)
MACHINERY (1.7%)
    IHC Caland NV                                                85,339      4,404,774
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
COMMON STOCKS (CONTINUED)
NETHERLANDS (CONCLUDED)
OIL & GAS (1.7%)
    Royal Dutch Petroleum Co.                                   108,382    $ 4,432,978
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    ASML Holding NV*                                            478,436      4,132,655
                                                                           -----------
TOTAL NETHERLANDS                                                           12,970,407
                                                                           -----------
NORWAY (2.6%)
BANKS (2.6%)
    DnB Holding ASA                                           1,416,690      6,761,760
                                                                           -----------
TOTAL NORWAY                                                                 6,761,760
                                                                           -----------
RUSSIA (1.5%)
INDUSTRIAL CONGLOMERATES (1.5%)
    YUKOS ADR                                                    22,120      3,871,000
                                                                           -----------
TOTAL RUSSIA                                                                 3,871,000
                                                                           -----------
SINGAPORE (1.8%)
BANKS (1.8%)
    United Overseas Bank, Ltd.                                  816,796      4,784,117
                                                                           -----------
TOTAL SINGAPORE                                                              4,784,117
                                                                           -----------
SOUTH KOREA (3.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
    KT Corp. ADR                                                203,600      4,120,864
                                                                           -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.8%)
    Samsung Electronics Company, Ltd.                            17,700      4,443,210
    Samsung Electronics Company, Ltd. GDR, Rule 144A++            1,139        142,375
                                                                           -----------
                                                                             4,585,585
                                                                           -----------
TOTAL SOUTH KOREA                                                            8,706,449
                                                                           -----------
SPAIN (1.5%)
ELECTRIC UTILITIES (1.5%)
    Endesa SA                                                   266,394      3,778,630
                                                                           -----------
TOTAL SPAIN                                                                  3,778,630
                                                                           -----------
SWEDEN (2.0%)
MACHINERY (2.0%)
    AB SKF Class B                                              176,800      5,122,633
                                                                           -----------
TOTAL SWEDEN                                                                 5,122,633
                                                                           -----------
SWITZERLAND (7.2%)
BANKS (0.1%)
    UBS AG                                                        5,457        258,909
                                                                           -----------
CHEMICALS (0.0%)
    Ciba Specialty Chemicals AG                                     816         56,373
                                                                           -----------
FOOD PRODUCTS (2.0%)
    Nestle SA                                                    25,641      5,227,263
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
COMMON STOCKS (CONCLUDED)
SWITZERLAND (CONCLUDED)
INSURANCE (2.3%)
    Swiss Re                                                      2,143    $   139,991
    Zurich Financial Services AG                                 53,980      5,691,322
                                                                           -----------
                                                                             5,831,313
                                                                           -----------
PHARMACEUTICALS (2.8%)
    Novartis AG                                                 183,358      7,232,657
                                                                           -----------
TOTAL SWITZERLAND                                                           18,606,515
                                                                           -----------
UNITED KINGDOM (18.4%)
BANKS (3.2%)
    HBOS PLC                                                      8,316         97,423
    HSBC Holdings PLC                                            11,687        128,043
    Royal Bank of Scotland Group PLC                            303,812      7,968,168
                                                                           -----------
                                                                             8,193,634
                                                                           -----------
BEVERAGES (2.1%)
    Diageo PLC                                                  478,300      5,305,237
                                                                           -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    BT Group PLC                                                 38,386        109,971
                                                                           -----------
FOOD PRODUCTS (2.8%)
    Cadbury Schweppes PLC                                     1,312,814      7,312,248
                                                                           -----------
HEALTHCARE EQUIPMENT & SUPPLIES (0.0%)
    Amersham PLC*                                                12,572         90,369
                                                                           -----------
METALS & MINING (1.7%)
    Rio Tinto PLC                                                 6,547        125,147
    Xstrata PLC                                                 474,405      4,219,484
                                                                           -----------
                                                                             4,344,631
                                                                           -----------
OIL & GAS (2.1%)
    BG Group PLC                                              1,265,168      5,060,195
    Shell Transport & Trading Co. PLC                            79,195        474,334
                                                                           -----------
                                                                             5,534,529
                                                                           -----------
PHARMACEUTICALS (4.2%)
    AstraZeneca PLC                                             118,926      4,666,307
    GlaxoSmithKline PLC                                         303,834      6,089,461
                                                                           -----------
                                                                            10,755,768
                                                                           -----------
WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    Vodafone Group PLC                                        3,033,339      5,987,325
                                                                           -----------
TOTAL UNITED KINGDOM                                                        47,633,712
                                                                           -----------

TOTAL COMMON STOCKS (Cost $230,527,740)                                    246,052,898
                                                                           -----------

                 See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                              SHARES          VALUE
                                                             ----------    -----------
SHORT-TERM INVESTMENTS (6.2%)
    AIM Institutional Fund - Liquid Asset Portfolio(Sections)   206,012    $      206,012
                                                                           --------------

                                                                PAR
                                                               (000)
                                                             ----------
    State Street Bank and Trust Co. Euro Time Deposit,
      1.188%, 5/01/03                                         $  15,685       15,685,000
                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $15,891,012)                               15,891,012
                                                                           -------------

TOTAL INVESTMENTS AT VALUE (101.2%) (Cost $246,418,752)                      261,943,910

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)                                 (2,983,554)
                                                                           -------------
NET ASSETS (100.0%)                                                        $ 258,960,356
                                                                           =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt
----------
         *  Non-income producing security.
        ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $142,375 or 0.06% of net assets.
 (Section)  Security or portion thereof is out on loan.
(Sections)  Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities on loan
      of $206,012 (Cost $246,418,752) (Note 1)                                  $    261,943,910(1)
    Cash                                                                                     566
    Foreign currency at value (cost $2,686,834)                                        2,665,868
    Receivable for investments sold                                                    4,882,279
    Dividend and interest receivable                                                   1,815,716
    Receivable for fund shares sold                                                      377,529
    Prepaid expenses and other assets                                                      8,880
                                                                                ----------------
      Total Assets                                                                   271,694,748
                                                                                ----------------
LIABILITIES
    Advisory fee payable (Note 2)                                                        165,245
    Administrative services fee payable (Note 2)                                          42,185
    Shareholder servicing/Distribution fee payable (Note 2)                               16,989
    Payable for investments purchased                                                  8,054,545
    Payable for fund shares redeemed                                                   3,727,415
    Payable upon return of securities loaned                                             206,012
    Directors' fee payable                                                                   709
    Other accrued expenses payable                                                       521,292
                                                                                ----------------
      Total Liabilities                                                               12,734,392
                                                                                ----------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                              31,697
    Paid-in capital (Note 5)                                                         428,643,594
    Undistributed net investment income                                                  939,925
    Accumulated net realized loss on investments and foreign currency
      transactions                                                                  (186,220,132)
    Net unrealized appreciation from investments and foreign currency
      translations                                                                    15,565,272
                                                                                ----------------
      Net Assets                                                                $    258,960,356
                                                                                ================
COMMON SHARES
    Net assets                                                                  $    200,969,706
    Shares outstanding                                                                24,599,647
                                                                                ----------------
    Net asset value, offering price, and redemption price per share             $           8.17
                                                                                ================
ADVISOR SHARES
    Net assets                                                                  $     38,749,400
    Shares outstanding                                                                 4,748,797
                                                                                ----------------
    Net asset value, offering price, and redemption price per share             $           8.16
                                                                                ================
A SHARES
    Net assets                                                                  $     17,112,385
    Shares outstanding                                                                 2,086,883
                                                                                ----------------
    Net asset value and redemption price per share                              $           8.20
                                                                                ================
    Maximum offering price per share (net asset value/(1-5.75%))                $           8.70
                                                                                ================
B SHARES
    Net assets                                                                  $      1,876,621
    Shares outstanding                                                                   230,620
                                                                                ----------------
    Net asset value and offering price per share                                $           8.14
                                                                                ================
C SHARES
    Net assets                                                                  $        252,244
    Shares outstanding                                                                    31,125
                                                                                ----------------
    Net asset value and offering price per share                                $           8.10
                                                                                ================

----------
(1) Includes $175,788 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)


INVESTMENT INCOME (NOTE 1)
    Dividends                                                                   $      3,482,088
    Interest                                                                              67,375
    Foreign taxes withheld                                                              (578,600)
                                                                                ----------------
      Total investment income                                                          2,970,863
                                                                                ----------------
EXPENSES
    Investment advisory fees (Note 2)                                                  1,206,305
    Administrative services fees (Note 2)                                                194,927
    Shareholder servicing/Distribution fees (Note 2)                                     100,693
    Transfer agent fees (Note 2)                                                         472,814
    Custodian fees                                                                        96,399
    Registration fees                                                                     88,975
    Printing fees (Note 2)                                                                55,223
    Audit fees                                                                            29,748
    Legal fees                                                                            27,339
    Insurance expense                                                                      9,001
    Directors' fees                                                                        7,119
    Interest expense                                                                       4,763
    Miscellaneous expense                                                                  4,676
                                                                                ----------------
      Total expenses                                                                   2,297,982
    Less: fees waived (Note 2)                                                          (267,200)
                                                                                ----------------
      Net expenses                                                                     2,030,782
                                                                                ----------------
       Net investment income                                                             940,081
                                                                                ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                               (24,528,163)
    Net realized gain on foreign currency transactions                                    85,990
    Net change in unrealized appreciation (depreciation) from investments             28,771,306
    Net change in unrealized appreciation (depreciation) from foreign currency
      translations                                                                        (2,394)
                                                                                ----------------
    Net realized and unrealized gain from investments and foreign currency
     related items                                                                     4,326,739
                                                                                ----------------
    Net increase in net assets resulting from operations                        $      5,266,820
                                                                                ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS
                                                  ENDED            OCTOBER 31, 2002
                                              APRIL 30, 2003         FOR THE YEAR
                                                (UNAUDITED)             ENDED
                                            ------------------     ----------------
FROM OPERATIONS
  Net investment income                       $       940,081      $     1,492,433
  Net realized loss on investments and
    foreign currency transactions                 (24,442,173)         (75,323,240)
  Net change in unrealized appreciation
    (depreciation) from investments
    and foreign currency translations              28,768,912          (13,157,214)
                                              ---------------      ---------------
    Net increase (decrease) in net
     assets resulting from operations               5,266,820          (86,988,021)
                                              ---------------      ---------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                            (1,217,789)             (45,863)
    Advisor Class shares                              (27,156)                  --
    Class A shares                                       (361)                  --
    Class B shares                                        (96)                  --
    Class C shares                                        (34)                  --
                                              ---------------      ---------------
    Net decrease in net assets resulting
      from dividends                               (1,245,436)             (45,863)
                                              ---------------      ---------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                    120,939,298          343,914,126
  Exchange value of shares due to merger           18,019,146          375,489,723
  Reinvestment of dividends                         1,200,608               43,635
  Net asset value of shares redeemed             (147,901,204)(1)     (400,389,721)(2)
                                              ---------------      ---------------
    Net increase (decrease) in net
   assets from capital share transactions          (7,742,152)         319,057,763
                                              ---------------      ---------------
  Net increase (decrease) in net assets            (3,720,768)         232,023,879
                                              ---------------      ---------------
NET ASSETS
  Beginning of period                             262,681,124           30,657,245
                                              ---------------      ---------------
  End of period                               $   258,960,356      $   262,681,124
                                              ===============      ===============
UNDISTRIBUTED NET INVESTMENT INCOME           $       939,925      $     1,245,280
                                              ===============      ===============

----------
(1) Net of $36,624 of redemption fees retained by the Fund.
(2) Net of $54,119 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                            FOR THE SIX
                                            MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2003     -------------------------------------------------------------
                                             (UNAUDITED)        2002          2001         2000         1999         1998
                                           --------------     ---------    ---------    ---------    ---------    ---------
PER SHARE DATA
  Net asset value, beginning of period     $         8.07     $    9.59    $   14.98    $   14.78    $   10.78    $   11.06
                                           --------------     ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                             0.031         0.081         0.12         0.11         0.09         0.27
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   0.12         (1.59)       (3.05)        0.66         4.02        (0.06)
                                           --------------     ---------    ---------    ---------    ---------    ---------
      Total from investment operations               0.15         (1.51)       (2.93)        0.77         4.11         0.21
                                           --------------     ---------    ---------    ---------    ---------    ---------
REDEMPTION FEES                                      0.00(2)         --           --           --           --           --
                                           --------------     ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income              (0.05)        (0.01)       (0.12)       (0.08)       (0.11)       (0.24)
  Distributions from net realized gain                 --            --        (2.34)       (0.49)        --          (0.25)
                                           --------------     ---------    ---------    ---------    ---------    ---------
      Total dividends and distributions             (0.05)        (0.01)       (2.46)       (0.57)       (0.11)       (0.49)
                                           --------------     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD             $         8.17     $    8.07    $    9.59    $   14.98    $   14.78    $   10.78
                                           ==============     =========    =========    =========    =========    =========
      Total return(3)                                1.95%       (15.85)%     (23.13)%       4.90%       38.52%        2.26%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted) $      200,970     $ 218,897    $  30,657    $  85,756    $  79,383    $  39,021
    Ratio of expenses to average net
      assets(4)                                      1.60%(5)      1.47%        0.95%        0.97%        0.96%        0.95%
    Ratio of net investment income
      to average net assets                          0.86%(5)      0.88%        0.63%        0.65%        0.92%        1.50%
    Decrease reflected in above operating
    expense ratios due to waivers/
    reimbursements                                   0.22%(5)      0.23%        0.66%        0.48%        0.55%        1.09%
Portfolio turnover rate                                57%          150%         166%         146%         151%         116%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) This represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price, and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 95% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and for the year ended October 31, 2002, there were no transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX MONTHS
                                                                    ENDED            FOR THE PERIOD
                                                               APRIL 30, 2003             ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2002(1)
                                                             ------------------    -------------------
PER SHARE DATA
   Net asset value, beginning of period                         $       8.04          $       9.67
                                                                ------------          ------------

INVESTMENT OPERATIONS
  Net investment income(2)                                              0.01                  0.04
  Net gain (loss) on investments and foreign
    currency related items (both realized and
    unrealized)                                                         0.12                 (1.67)
                                                                ------------          ------------
       Total from investment operations                                 0.13                 (1.63)
                                                                ------------          ------------
REDEMPTION FEES                                                           --                 0.003
                                                                ------------          ------------

LESS DIVIDENDS
  Dividends from net investment income                                 (0.01)                   --
                                                                ------------          ------------
NET ASSET VALUE, END OF PERIOD                                  $       8.16          $       8.04
                                                                ============          ============
       Total return(4)                                                  1.69%               (16.96)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $     38,749          $     43,395
    Ratio of expenses to average net assets(5),(6)                      2.10%                 1.99%
    Ratio of net investment income to average net assets(6)             0.34%                 0.47%
    Decrease reflected in above operating expense ratios due
    to waivers(6)                                                       0.22%                 0.24%
Portfolio turnover rate                                                   57%                  150%

----------
(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total return would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Advisor Class shares' net expense ratio.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX MONTHS
                                                                    ENDED            FOR THE PERIOD
                                                               APRIL 30, 2003             ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2002(1)
                                                             ------------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period                          $      8.07            $      9.77
                                                                -----------            -----------

INVESTMENT OPERATIONS
  Net investment income2                                               0.24                   0.07
  Net loss on investments and foreign currency related
    items (both realized and unrealized)                              (0.09)                 (1.77)
                                                                -----------            -----------
      Total from investment operations                                 0.15                  (1.70)
                                                                -----------            -----------

LESS DIVIDENDS
  Dividends from net investment income                                (0.02)                    --
                                                                -----------            -----------
NET ASSET VALUE, END OF PERIOD                                  $      8.20            $      8.07
                                                                ===========            ===========
      Total return3                                                    1.89%                (17.32)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    17,112            $       114
    Ratio of expenses to average net assets(4),(5)                     1.85%                  1.74%
    Ratio of net investment income to average net
      assets(5)                                                        4.89%                  0.80%
    Decrease reflected in above operating expense ratios
      due to waivers(5)                                                0.13%                  0.24%
  Portfolio turnover rate                                                57%                   150%


----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class A shares' net expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX MONTHS
                                                                   ENDED             FOR THE PERIOD
                                                               APRIL 30, 2003             ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2002(1)
                                                             ------------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period                          $       8.04           $      9.77
                                                                ------------           -----------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                       0.02                 (0.01)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                        0.08                 (1.72)
                                                                ------------           -----------
      Total from investment operations                                  0.10                 (1.73)
                                                                ------------           -----------
LESS DIVIDENDS
  Dividends from net investment income                                 0.00(3)                  --
                                                                ------------           -----------
NET ASSET VALUE, END OF PERIOD                                  $       8.14           $      8.04
                                                                ============           ===========
      Total return(4)                                                   1.40%               (17.78)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $      1,877           $       175
    Ratio of expenses to average net assets(5),(6)                      2.60%                 2.44%
    Ratio of net investment income (loss) to average net
      assets                                                           60.57%                (0.06)%
    Decrease reflected in above operating expense ratios
      due to waivers(6)                                                 0.21%                 0.21%
  Portfolio turnover rate                                                 57%                  150%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class B shares' net expense ratio.

(6) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE SIX MONTHS
                                                                    ENDED            FOR THE PERIOD
                                                               APRIL 30, 2003             ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2002(1)
                                                             ------------------    -------------------
PER SHARE DATA
  Net asset value, beginning of period                           $     8.00            $     9.77
                                                                 ----------            ----------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                                      0.01                 (0.04)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                       0.09                 (1.73)
                                                                 ----------            ----------
      Total from investment operations                                 0.10                 (1.77)
                                                                 ----------            ----------
LESS DIVIDENDS
  Dividends from net investment income                                 0.00(3)                 --
                                                                 ----------            ----------
NET ASSET VALUE, END OF PERIOD                                   $     8.10            $     8.00
                                                                 ==========            ==========

      Total return(4)                                                  1.28%               (18.09)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                       $      252            $      100
    Ratio of expenses to average net assets(5),(6)                     2.60%                 2.53%
    Ratio of net investment income (loss) to average net
      assets(6)                                                        0.21%                (0.49)%
    Decrease reflected in above operating expense ratios
      due to waivers(6)                                                0.22%                 0.24%
  Portfolio turnover rate                                                57%                  150%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) This represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total return would have been lower. Total returns for periods less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class C shares' net expense ratio.

(6) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse International Focus Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the State of Maryland on October 24, 1997.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Effective December 12, 2001, Common Class shares closed to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Advisor Class shares bear expenses pursuant to a shareholder servicing/distribution plan at an annual rate not to exceed 0.75% of the average daily net assets of the Fund's Advisor Class shares. Advisor Class shares currently bear expenses at the annual rate of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses pursuant to a plan of distribution at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net assets of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses pursuant to a plan of distribution at an annual rate of 1.00% of the average daily net assets of the Fund's Class C shares.

   Effective as of the close of business on April 25, 2002, the Fund acquired all of the net assets of the Credit Suisse International Equity Fund ("International Equity") in a tax-free exchange of shares. The shares exchanged were 28,126,479 shares (valued at $289,140,200) of the Common Class of the Fund for 23,601,039 shares of Common Class of International Equity, and 6,324,384 shares (valued at $64,951,432) of the Advisor Class of the Fund for 5,403,695 shares of the Advisor Class of International Equity. The International Equity net assets of $354,091,632 at that date, which included $41,247,303 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Equity and the Fund immediately before the acquisition were $354,091,632 and $28,708,766, respectively, and the combined net assets of the Fund after the acquisition were $382,800,398.

   Effective as of the close of business on May 10, 2002, the Fund acquired all of the net assets of the Credit Suisse Institutional Small Cap Fund ("Institutional Small Cap") in a tax-free exchange of shares. The shares exchanged were 1,379,827 shares (valued at $21,398,091) of the Common Class of the Fund for 2,073,751 shares of Common Class of International Small Cap. The Institutional Small Cap's net assets of $21,398,091 at that date, which included $1,730,200 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Small Cap and the Fund immediately before the acquisition were $21,398,091 and $378,614,288, respectively, and the combined net assets of the Fund after the acquisition were $400,012,379.

   Effective as of the close of business on April 25, 2003, the Fund acquired all of the net assets of the Credit Suisse European Equity Fund ("European Equity") and Credit Suisse International Fund ("International") in a tax-free exchange of shares. The shares exchanged were 1,143,026 shares (valued at $9,064,206) of the Class A of the Fund for 1,704,276 shares of Common Class of European Equity, 2,683 shares (valued at $21,278) of Class A of the Fund for 4,111 shares of Class A of European Equity, 13,596 shares (valued at $107,814) of the Class A of the Fund for 16,677 shares of Common Class of International, 903,238 shares (valued at $7,162,662) of Class A of the Fund for 1,109,478 shares of Class A of International, 193,464 shares (valued at $1,522,567) of Class B of the Fund for 251,116 shares of Class B of International, and 17,936 shares (valued at $140,619) of Class C of the Fund for 21,958 shares of Class C of International. The European Equity's net assets of $9,085,484 at that date, which included $9,042 of unrealized appreciation, were combined with those of the Fund. The International net assets of $8,933,662 at that date, which included $485,588 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of European Equity, International and the Fund immediately before the acquisition were $9,085,484, $8,933,662 and $233,047,505, respectively, and the combined net assets of the Fund after the acquisition were $251,066,651.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, may pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM--advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 is as follows:

          MARKET VALUE OF                                  VALUE OF
         SECURITIES LOANED                           COLLATERAL RECEIVED
        ------------------                           -------------------
            $175,788                                      $206,012

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Funds' securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Funds fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Funds and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Funds will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Funds shall be reduced to such lower fee amount.

   J) OTHER The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $1,206,305 and $267,200, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the average daily net assets of the Fund. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $120,631.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                   ANNUAL RATE
           ------------------------        -----------------------------------
           First $5 billion                0.050% of average daily net assets
           Next $5 billion                 0.035% of average daily net assets
           Over $10 billion                0.020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $74,296.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For Advisor Class shares the fee is calculated at an annual rate of 0.50% of average daily net assets. For Class A shares the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                   SHAREHOLDER SERVICING/
           CLASS                                      DISTRIBUTION FEE
           -------------                           ----------------------
           Advisor Class                                 $ 98,154
           Class A                                            555
           Class B                                          1,468
           Class C                                            516
                                                         --------
                                                         $100,693
                                                         ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $152,096, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that they retained $1,186 from commissions earned on the sale of the Fund's Class A shares.

   For the six months ended April 30, 2003, CSFB received $27 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $15,562 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Fund had no loans outstanding under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $132,905,104 and $155,409,839, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were: $246,418,752, $24,374,545, $(8,849,387), and $15,525,158, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are classified as Class A shares, one billion are classified as Class B shares and one billion are classified as Class C shares. Transactions in capital shares of the Fund were as follows:

                                                             COMMON CLASS
                                 -----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)             OCTOBER 31, 2002
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                 --------------   --------------   --------------   --------------
Shares sold                          11,619,259   $   91,032,083       32,878,289   $  317,280,958
Shares exchanged due to merger               --               --       29,506,306      310,538,291
Shares issued in reinvestment
   of dividends                         145,726        1,173,037            4,394           43,635
Shares redeemed                     (14,295,704)    (112,479,878)     (38,454,721)    (365,442,913)
                                 --------------   --------------   --------------   --------------
Net increase (decrease)              (2,530,719)  $  (20,274,758)      23,934,268   $  262,419,971
                                 ==============   ==============   ==============   ==============

                                                           ADVISOR CLASS
                                 -----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                                    APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002(1)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES           VALUE
                                 --------------   --------------   --------------   --------------
Shares sold                          1,338,266    $   10,566,452        2,912,960   $   25,880,509
Shares exchanged due to merger               --               --        6,324,384       64,951,432
Shares issued in reinvestment
   of dividends                           3,388           27,141               --               --
Shares redeemed                      (1,991,026)     (15,788,305)      (3,839,175)     (34,638,761)
                                 --------------   --------------   --------------   --------------
Net increase (decrease)                (649,372)  $   (5,194,712)       5,398,169   $   56,193,180
                                 ==============   ==============   ==============   ==============

                                                             CLASS A
                                 -----------------------------------------------------------------
                                    FOR THE SIX MONTHS ENDED             FOR THE PERIOD ENDED
                                   APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002(2)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES            VALUE
                                 --------------   --------------   --------------   --------------
Shares sold                           2,262,868   $   17,441,224           43,776   $      442,368
Shares exchanged due to merger        2,062,543       16,355,960               --               --
Shares issued in reinvestment
   of dividends                              40              327               --               --
Shares redeemed                      (2,252,738)     (17,857,750)         (29,606)        (308,047)
                                 --------------   --------------   --------------   --------------
Net increase                          2,072,713   $   15,939,761           14,170   $      134,321
                                 ==============   ==============   ==============   ==============

                                                              CLASS B
                                 -----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                                    APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002(2)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES            VALUE
                                 --------------   --------------   --------------   --------------
Shares sold                             209,913   $    1,653,635           21,770   $      188,375
Shares exchanged due to merger          193,464        1,522,567               --               --
Shares issued in reinvestment
   of dividends                               9               72               --               --
Shares redeemed                        (194,536)      (1,531,159)              --               --
                                 --------------   --------------   --------------   --------------
Net increase                            208,850   $    1,645,115          21,770    $      188,375
                                 ==============   ==============   ==============   ==============

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONCLUDED)

                                                             CLASS C
                                 -----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED           FOR THE PERIOD ENDED
                                     APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002(2)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES            VALUE
                                 --------------   --------------   --------------   --------------
Shares sold                              32,341   $      245,904           12,495   $      121,916
Shares exchanged due to merger           17,936          140,619               --               --
Shares issued in reinvestment
   of dividends                               4               31               --               --
Shares redeemed                         (31,651)        (244,112)              --               --
                                 --------------   --------------   --------------   --------------
Net increase                             18,630   $      142,442           12,495   $      121,916
                                 ==============   ==============   ==============   ==============

----------
(1)  For the period December 24, 2001 (inception date) through October 31, 2002.

(2)  For the period November 30, 2001 (inception date) through October 31, 2002.

   The Board of Directors of the Fund approved the imposition of a redemption fee, effective September 16, 2002, whereby a fee of 2% of the value of the Common Class shares and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee.

   The fee will be charged based on the value of the shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation.

   When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares for each class of the Fund were as follows:

                                               NUMBER OF       APPROXIMATE PERCENTAGE
CLASS                                         SHAREHOLDERS     OF OUTSTANDING SHARES
------                                        -------------    ----------------------
Common Class                                        2                   39%
Advisor Class                                       1                   99%
Class A                                             2                   47%
Class C                                             7                   55%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse International Focus Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4.

1. To Elect the Following Nominees as Directors:

                                           FOR                  WITHHELD
                                        ----------              ---------
           Richard H. Francis           19,166,668              1,710,647
           Jack W. Fritz                19,183,291              1,694,024
           Joseph D. Gallagher          19,178,831              1,698,484
           Jeffrey E. Garten            19,185,862              1,691,453
           Peter F. Krogh               19,183,637              1,693,678
           James S. Pasman, Jr.         19,166,256              1,711,058
           Steven N. Rappaport          19,196,950              1,680,364
           William W. Priest            19,179,195              1,698,120

           Total Eligible Shares        30,421,441
           Total Shares Voted           20,877,315
           % of Shares Voted                 68.63%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                         % OF TOTAL SHARES   % OF TOTAL
                              SHARES         OUTSTANDING    SHARES VOTED
                           -----------   ----------------  --------------
        For                14,421,608         47.41%          69.08%
        Against             1,299,958          4.27%           6.23%
        Abstain               932,725          3.07%           4.46%
        Broker Non-votes    4,223,024         13.88%          20.23%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                         % OF TOTAL SHARES    % OF TOTAL
                              SHARES        OUTSTANDING      SHARES VOTED
                           -----------   ----------------   --------------
        For                14,423,010        47.41%            69.09%
        Against             1,295,300         4.26%             6.20%
        Abstain               935,980         3.08%             4.48%
        Broker Non-votes    4,223,024        13.88%            20.23%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                         % OF TOTAL SHARES   % OF TOTAL
                              SHARES        OUTSTANDING     SHARES VOTED
                           -----------   ----------------  --------------
        For                14,480,814        47.60%           69.36%
        Against             1,235,547         4.06%            5.92%
        Abstain               937,930         3.08%            4.49%
        Broker Non-votes    4,223,024        13.88%           20.23%

2-D. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                         % OF TOTAL SHARES    % OF TOTAL
                              SHARES         OUTSTANDING     SHARES VOTED
                           -----------   ----------------    ------------
        For                14,269,391        46.91%             68.35%
        Against             1,443,246         4.74%              6.91%
        Abstain               941,654         3.10%              4.51%
        Broker Non-votes    4,223,024        13.88%             20.23%

2-E. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                         % OF TOTAL SHARES   % OF TOTAL
                              SHARES        OUTSTANDING     SHARES VOTED
                           -----------   ----------------   ------------
        For                14,454,663        47.52%            69.24%
        Against             1,250,892         4.11%             5.99%
        Abstain               948,736         3.12%             4.54%
        Broker Non-votes    4,223,024        13.88%            20.23%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                         % OF TOTAL SHARES    % OF TOTAL
                             SHARES         OUTSTANDING      SHARES VOTED
                           -----------   -----------------   ------------
        For                14,060,023        46.22%            67.35%
        Against             1,650,500         5.43%             7.90%
        Abstain               943,768         3.10%             4.52%
        Broker Non-votes    4,223,024        13.88%            20.23%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                         % OF TOTAL SHARES    % OF TOTAL
                              SHARES        OUTSTANDING      SHARES VOTED
                           -----------   -----------------    ------------
        For                14,216,732         46.73%             68.10%
        Against             1,418,157          4.66%              6.79%
        Abstain             1,019,402          3.35%              4.88%
        Broker Non-votes    4,223,024         13.88%             20.23%

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   -  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSINT-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse International Focus Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003